UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Arizona Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                          Value
Arizona - 97.8%     $    250   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A,
                               3.90% due 12/15/2018 (a)                                                               $       250

                       4,350   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-C,
                               3.90% due 12/15/2018 (a)                                                                     4,350

                       1,900   Arizona Health Facilities Authority, Health Facility Revenue Bonds (Catholic
                               Healthcare West Project), VRDN, Series B, 3.93% due 7/01/2035 (a)                            1,900

                       3,500   Arizona Health Facilities Authority Revenue Bonds (Royal Oaks Project), VRDN,
                               3.93% due 3/01/2027 (a)                                                                      3,500

                       2,400   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health System),
                               VRDN, Series A, 3.89% due 1/01/2029 (a)(c)                                                   2,400

                       1,175   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health System),
                               VRDN, Series B, 3.88% due 1/01/2035 (a)(d)                                                   1,175

                       1,500   Arizona State University, COP, PUTTERS, VRDN, Series 694, 3.97% due 9/01/2012 (a)(b)         1,500

                       2,000   Arizona Tourism and Sports Authority, Senior Tax Revenue Bonds (Multipurpose Stadium
                               Facility Project), VRDN, Series A, 3.90% due 7/01/2036 (a)(b)                                2,000

                          15   Arizona Tourism and Sports Authority, Tax Revenue Bonds, PUTTERS, VRDN, Series 690,
                               3.97% due 7/01/2011 (a)(c)                                                                      15

                       2,470   Arizona Tourism and Sports Authority, Tax Revenue Bonds, ROCS, VRDN, Series II-R-2134,
                               3.95% due 7/01/2021 (a)(c)                                                                   2,470

                       1,780   Avondale, Arizona, IDA, IDR, Refunding (National Health Investors), VRDN, 4% due
                               12/01/2014 (a)                                                                               1,780

                         700   Bank of America MACON Trust, Pinal County, Arizona, Electrical District Number 3,
                               Electric System Revenue Bonds, VRDN, Series U-1, 3.96% due 10/03/2011 (a)                      700

                         935   Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT, Series A,
                               3.95% due 12/01/2017 (a)                                                                       935

                       1,100   Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT, 4.06% due
                               2/01/2020 (a)                                                                                1,100

                       4,600   Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal Revenue
                               Bonds (Arizona Electric Power Co-Operative Inc. Project), VRDN, AMT, 3.60% due
                               9/01/2024 (a)                                                                                4,600


Portfolio Abbreviations


To simplify the listings of CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
FLOATS         Floating Rate Securities
GO             General Obligation Bonds
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
MERLOTS        Municipal Exempt Receipts Liquidity
               Optional Tenders
M/F            Multi-Family
PUTTERS        Puttable Tax-Exempt Receipts
ROCS           Reset Option Certificates
S/F            Single-Family
TOCS           Tender Option Certificates
VRDN           Variable Rate Demand Notes



CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                          Value
Arizona             $    200   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
(concluded)                    Public Service Co. Navajo Project), VRDN, AMT, Series A, 4.04% due 10/01/2029 (a)      $       200

                         100   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
                               Public Service Co. Project), VRDN, AMT, 3.96% due 11/01/2033 (a)                               100

                       2,500   Eagle Tax-Exempt Trust, Salt River Project, Arizona, Agriculture Improvement and
                               Power District, Electric System Revenue Bonds, VRDN, Series 2006-0141, Class A,
                               3.96% due 1/01/2037 (a)                                                                      2,500

                       2,475   Lehman Municipal Trust Receipts, Phoenix and Pima County, Arizona, Revenue Bonds,
                               FLOATS, VRDN, AMT, Series 2006-P55U, 4.08% due 3/01/2039 (a)(i)(g)                           2,475

                       2,985   Lehman Municipal Trust Receipts, Tucson, Arizona, Revenue Refunding Bonds, FLOATS,
                               VRDN, AMT, Series 2006-P39U, 4.08% due 1/01/2038 (a)(i)(g)                                   2,985

                       7,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                               Series 420, 3.95% due 1/01/2010 (a)                                                          7,000

                       4,215   Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production Project),
                               VRDN, AMT, 3.97% due 10/01/2026 (a)                                                          4,215

                       2,540   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Las Gardenias
                               Apartments LP Project), VRDN, AMT, Series A, 3.95% due 4/15/2033 (a)(e)                      2,540

                       1,300   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (San Martin
                               Apartments Project), VRDN, AMT, Series A-1, 3.95% due 6/15/2035 (a)(e)                       1,300

                       6,300   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Villas Solanas
                               Apartments), VRDN, AMT, Series A, 3.95% due 11/15/2032 (a)(e)                                6,300

                       1,085   Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                               Series 1165, 3.96% due 2/01/2008 (a)                                                         1,085

                       1,100   McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State University
                               Project), VRDN, Series A, 3.90% due 7/01/2045 (a)(b)                                         1,100

                       4,500   Phoenix and Pima County, Arizona, IDA, S/F Revenue Bonds, FLOATS, VRDN, AMT,
                               Series P29U, 4.08% due 7/01/2039 (a)(i)                                                      4,500

                       6,800   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Wastewater System,
                               Revenue Refunding Bonds, VRDN, Series A, 3.90% due 7/01/2023 (a)(c)                          6,800

                       5,600   Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                               Revenue Bonds, TOCS, VRDN, Series Z-11, 3.97% due 5/08/2034 (a)(d)                           5,600

                       4,115   Phoenix, Arizona, IDA, Government Office Lease Revenue Refunding Bonds, PUTTERS,
                               VRDN, Series 1119, 3.97% due 9/15/2013 (a)(b)                                                4,115

                       8,420   Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Mariners Pointe Apartments Project),
                               VRDN, AMT, Series A, 4.01% due 10/01/2023 (a)                                                8,420

                       3,285   Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Westward Housing
                               Apartments Project), VRDN, AMT, Series A, 4.01% due 4/01/2033 (a)                            3,285

                       5,170   Phoenix, Arizona, IDA, Revenue Bonds (Leggett & Platt Inc. Project), VRDN, AMT,
                               3.92% due 7/01/2029 (a)                                                                      5,170

                       6,825   Phoenix, Arizona, IDA, Revenue Bonds (Pilgrim Rest Foundation Inc. Project), VRDN,
                               Series A, 3.98% due 10/01/2030 (a)                                                           6,825

                       1,000   Phoenix, Arizona, IDA, Revenue Bonds (Safeway Inc. Ice Cream Project), VRDN, AMT,
                               3.85% due 4/01/2007 (a)                                                                      1,000

                       2,500   Phoenix, Arizona, IDA, Revenue Bonds (Salvo Properties LLC Project), VRDN, AMT,
                               4.03% due 3/01/2031 (a)                                                                      2,500

                       3,580   Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services Inc. Project), VRDN,
                               AMT, 4.03% due 7/01/2024 (a)                                                                 3,580

                       1,760   Pima County, Arizona, COP, Refunding, 5% due 1/01/2007 (b)                                   1,760

                         900   Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN, 3.98%
                               due 9/01/2009 (a)                                                                              900

                       2,250   Pima County, Arizona, IDA, IDR (Tucson Electric Power Company - Irvington Project),
                               VRDN, 3.90% due 10/01/2022 (a)                                                               2,250

                       2,400   Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Eastside Place Apartments), VRDN,
                               AMT, Series B, 4.02% due 2/15/2031 (a)(e)                                                    2,400

                       3,375   Pima County, Arizona, IDA, Revenue Bonds (Senior Living Facilities-La Posada), VRDN,
                               Series A, 3.93% due 5/01/2032 (a)                                                            3,375

                       3,000   Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                               System Revenue Bonds, FLOATS, VRDN, Series 1430, 3.95% due 1/01/2037 (a)                     3,000

                         605   Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                               System Revenue Bonds, ROCS, VRDN, Series II-R-9019, 3.95% due 1/01/2037 (a)                    605

                       3,755   Scottsdale, Arizona, IDA, Hospital Revenue Bonds, ROCS, VRDN, Series II-R-578CE, 3.95%
                               due 5/01/2041 (a)                                                                            3,755

                       9,025   Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale Healthcare),
                               VRDN, Series B, 3.89% due 9/01/2026 (a)(d)                                                   9,025

                       5,105   Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale Healthcare),
                               VRDN, Series C, 3.89% due 9/01/2035 (a)(h)                                                   5,105

                       1,300   Scottsdale, Arizona, IDA, Limited Obligation Revenue Bonds (Notre Dame School), VRDN,
                               Series A, 3.95% due 5/01/2021 (a)                                                            1,300

                       2,150   Tempe, Arizona, GO, VRDN, 4% due 7/01/2007 (a)                                               2,152

                       1,500   Tempe, Arizona, IDA, Revenue Bonds (ASUF Brickyard, LLC Project), VRDN, Series A,
                               3.90% due 7/01/2034 (a)                                                                      1,500

                       2,145   Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 4.20% due
                               8/01/2025 (a)                                                                                2,145

                       3,750   Tucson, Arizona, IDA, Joint S/F Mortgage Revenue Bonds, AMT, Series B, 4.90% due
                               8/03/2007 (i)(g)                                                                             3,769

                       3,325   Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project), VRDN,
                               4.15% due 6/01/2021 (a)                                                                      3,325

                       4,500   Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN, 3.98% due
                               7/01/2029 (a)                                                                                4,500

                       4,000   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                               Medical Center), VRDN, Series B, 3.91% due 12/01/2026 (a)(h)                                 4,000

                       4,280   Yuma & La Paz Counties, Arizona, Community College District, GO, MERLOTS, VRDN,
                               Series C-02, 3.95% due 7/01/2031 (a)(c)                                                      4,280


Puerto Rico - 1.6%     1,250   Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                               2000-107, Class A, 3.86% due 5/19/2009 (a)(h)                                                1,250

                       1,600   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 919,
                               3.90% due 8/01/2026 (a)(f)                                                                   1,600

                               Total Investments  (Cost - $174,266*)  - 99.4%                                             174,266
                               Other Assets Less Liabilities - 0.6%                                                           973
                                                                                                                      -----------
                               Net Assets - 100.0%                                                                    $   175,239
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FGIC Insured.

(e) FNMA Collateralized.

(f) CIFG Insured.

(g) FHLMC Collateralized.

(h) FSA Insured.

(i) FNMA/GNMA Collateralized.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Arizona Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007